Notes Payable (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 15, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash receipts from sales of debt instruments		$ 1,484,369
Gain on settlement of financial liability		$ 680,164		$ (18,665)
Short-term notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notes payable, interest rate		10.00%
Notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notes payable, interest rate		20.00%
Interest expense on borrowings		$ 227,366	$ 142,907
Settlement of notes payable		1,084,719
Accrued interest settled		795,367
Prismic Pharmaceuticals Inc. ("Prismic")
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Settlement of notes payable		$ 438,599
Prismic Pharmaceuticals Inc. ("Prismic") | Class B shares
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Issuance of common stock for notes payable	63,714	63,714
Fair value of common stock to settle notes payable	$ 185,976	$ 185,976
Gain on settlement of financial liability	$ 40,409